FAIR VALUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Marketable securities
FAIR VALUE
Schedule of carrying amounts and fair values of assets and liabilities

The carrying amounts and fair values of our marketable securities are as follows (thousands):

	As of March 31, 2016		As of December 31, 2015
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Marketable securities	$859	$966	$1,022	$1,151

The carrying amounts and fair values of our marketable securities are as follows (thousands):

	As of December 31, 2015		As of December 31, 2014
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Marketable securities	$1,022	$1,151	$1,095	$1,349

Long-term debt
FAIR VALUE
Schedule of carrying amounts and fair values of assets and liabilities

The carrying amounts and fair values of our debt are as follows (thousands):

	As of March 31, 2016		As of December 31, 2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Total debt	$3,375,431	$3,797,978	$3,371,679	$3,616,946

The carrying amounts and fair values of our debt are as follows (thousands):

	2015		2014
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Total debt	$3,371,679	$3,616,946	$3,242,470	$3,716,513